Variable Interest Entity (Tables) - Variable Interest Entity, Primary Beneficiary [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Schedule of Carrying Amount of Assets and Liabilities	The carrying amount of the assets and liabilities are as follows:
As of June 30, 2024
Cash	$1,046
Prepaid expense	1,800
Property and equipment, net	4,180,504
Total assets	$4,183,350

Current portion of long-term debt	$82,374
Long-term debt, net of current portion	2,730,266
Accrued expenses	398
Intercompany payable to Visiontech	1,367,078
Total liabilities	$4,180,116

The carrying amount of the assets and liabilities are as follows:
As of December 31, 2023
Cash	$8,889
Prepaid expense	1,800
Property and equipment, net	4,224,930
Total assets	$4,235,619

Current portion of long-term debt	$80,638
Long-term debt, net of current portion	2,771,959
Intercompany payable to Visiontech(2)	1,411,025
Total liabilities	$4,263,622
(2)	Upland generated interest expense of $155,806 from the intercompany payable to Visiontech of $1,411,025, both amounts were eliminated on the consolidated statements of operations.

Schedule of Operating Results of VIE	The operating results of VIE included in the unaudited condensed consolidated statements of operations are as follows for the period indicated:
	For the three months ended June 30, 2024	For the six months ended June 30, 2024
Revenue*	$83,211	$166,421
Selling, general and administrative	(27,840)	(82,450)
Interest expense	(25,414)	(51,034)
Income tax	-	(1,700)
Net income	$29,957	$31,237
*	Upland generated its revenue from leasing the warehouse to Visiontech. Revenue of Upland was fully eliminated on the unaudited condensed consolidated statements of operations.
The operating results of VIE included in the consolidated statements of operations are as follows for the period indicated:
For the year ended December 31, 2023
Revenue(1)	$332,842
Selling, general and administrative	(169,563.00)
Interest expense(2)	(259,713.00)
Income tax	(800.00)
Net loss	$(97,234.00)

(1)	Upland generated its revenue from leasing the warehouse to Visiontech. Revenue of Upland was fully eliminated on the consolidated statements of operations.
(2)	Upland generated interest expense of $155,806 from the intercompany payable to Visiontech of $1,411,025, both amounts were eliminated on the consolidated statements of operations.